SUPPLEMENT DATED JUNE 15, 2007

               TO THE ALLIANZ VISION(SM)VARIABLE ANNUITY PROSPECTUS
                                DATED MAY 1, 2007

                                    ISSUED BY
              ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA, AND
                         ALLIANZ LIFE VARIABLE ACCOUNT B


              THIS SUPPLEMENT UPDATES INFORMATION IN THE PROSPECTUS AND SHOULD BE ATTACHED TO THE PROSPECTUS AND RETAINED
                              FOR FUTURE REFERENCE.


The following paragraph replaces the 3rd paragraph in the ANNUITY PAYMENTS section on page 16 of the prospectus:


     If you do not choose an Annuity Option before the Income Date, we will make variable Annuity Payments to the Payee under Annuity Option 2 with five years of guaranteed monthly payments.



                                                                   PRO-004-0507